Non-current interest-bearing loans and borrowings, Loan and security agreement (Details) £ in Thousands, $ in Thousands			12 Months Ended
	Nov. 08, 2022 GBP (£)	Nov. 08, 2022 USD ($) Tranche	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Nov. 06, 2020 USD ($) Tranche
Interest-bearing loans and borrowings [Abstract]
Repayment of debt | £			£ 43,509	£ 0	£ 0
Borrowings outstanding | £			£ 39,500	£ 37,226
Oxford Finance Agreement [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity								$ 100,000
Repayment of debt		$ 50,000
Number of tranches | Tranche								3
Oxford Finance Agreement, Tranche One [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings outstanding								$ 50,000
Pharmakon Loan Agreement [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity		$ 100,000
Payment of exit fee for loan agreement | £	£ 3,280
Fixed interest rate				0.00%
Number of tranches | Tranche		2
Pharmakon Loan Agreement [Member] | Forecast [Member]
Interest-bearing loans and borrowings [Abstract]
Further fee to be payable						£ 1,035	$ 1,250
Pharmakon Loan Agreement, Tranche One [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity		$ 50,000
Repayment of debt		$ 50,000
Fixed interest rate		9.75%
Pharmakon Loan Agreement, Tranche Two [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity		$ 50,000